Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Wearable Devices Ltd.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	20,387,428
Amendment Flag	false
Entity Central Index Key	0001887673
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41502
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	5 Ha-Tnufa Street
Entity Address, Address Line Two	Yokne’am Illit
Entity Address, Postal Zip Code	2066736
Entity Address, City or Town	Israel
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1185
Auditor Name	Ziv Haft
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	5 Ha-Tnufa Street
Entity Address, Address Line Two	Yokne’am Illit
Entity Address, Postal Zip Code	2066736
Entity Address, City or Town	Israel
Entity Address, Country	IL
Contact Personnel Name	Asher Dahan
City Area Code	+972.
Local Phone Number	4.6185670
Ordinary Shares, NIS 0.01 par value per share
Document Information Line Items
Trading Symbol	WLDS
Title of 12(b) Security	Ordinary Shares, NIS 0.01 par value per share
Security Exchange Name	NASDAQ
Warrants to Purchase Ordinary Shares
Document Information Line Items
Trading Symbol	WLDSW
Title of 12(b) Security	Warrants to Purchase Ordinary Shares
Security Exchange Name	NASDAQ